NOTE 9 - INCOME TAXES: Schedule of Current Income Tax (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Federal statutory income tax rate	$ 562,157	$ (166,169)	$ 275,274	$ 416,225
Change in valuation allowance			$ (275,274)	$ (416,225)